Guarantor and Non Guarantor Financial Information - Condensed Cash Flow Statement (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net cash provided by operating activities	$ 899	$ 1,024	$ 2,101	$ 1,110	$ 1,167
Investing Activities:
Capital expenditures for property and equipment	(184)	(167)	(254)	(433)	(389)
Acquisitions		(30)	(30)		(12)
Payments received on other financing receivables	18	3	5	8	7
Issuance of other financing receivables	(1)	(8)	(10)	(4)
Investments in affiliates	(6)	(4)	(4)	(3)	(11)
Distributions from unconsolidated affiliates	32	16	33	8	23
Proceeds from asset dispositions	40				65
Contract acquisition costs	(54)	(12)	(44)	(31)	(53)
Software capitalization costs	(45)	(50)	(78)	(103)	(93)
Net cash used in investing activities	(200)	(252)	(382)	(558)	(463)
Financing Activities:
Net proceeds from issuance of common stock			1,243
Borrowings	350	702	14,088	96	40
Repayment of debt	(1,075)	(1,602)	(17,203)	(854)	(726)
Debt issuance costs	(9)		(180)
Change in restricted cash and cash equivalents	(19)	114	193	187	(25)
Intercompany transfers	0	0	0	0	0
Dividends paid to Guarantors	0		0
Capital contribution	13
Distributions to noncontrolling interests	(3)	(3)	(4)	(4)	(3)
Acquisition of noncontrolling interests				(1)
Net cash used in financing activities	(743)	(789)	(1,863)	(576)	(714)
Effect of exchange rate changes on cash and cash equivalents	(7)	(14)	(17)	(2)	(5)
Net increase (decrease) in cash and cash equivalents	(51)	(31)	(161)	(26)	(15)
Cash and cash equivalents, beginning of period	594	755	755	781	796
Cash and cash equivalents, end of period	543	724	594	755	781
Eliminations [member]
Operating Activities:
Net cash provided by operating activities	(207)	0	(103)	(14)	(4)
Investing Activities:
Capital expenditures for property and equipment	0	0	0	0	0
Acquisitions		0	0		0
Payments received on other financing receivables	0	0	0	0	0
Issuance of other financing receivables	0	0	0	0
Investments in affiliates	0	0	0	0	0
Distributions from unconsolidated affiliates	0	0	0	0	0
Proceeds from asset dispositions	0				0
Contract acquisition costs	0	0	0	0	0
Software capitalization costs	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Financing Activities:
Net proceeds from issuance of common stock			0
Borrowings	0	0	0	0	0
Repayment of debt	0	0	0	0	0
Debt issuance costs	0		0
Change in restricted cash and cash equivalents	0	0	0	0	0
Intercompany transfers	0	0	0	14	4
Dividends paid to Guarantors	207		103
Capital contribution	0
Distributions to noncontrolling interests	0	0	0	0	0
Acquisition of noncontrolling interests				0
Net cash used in financing activities	207	0	103	14	4
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Parent [member]
Operating Activities:
Net cash provided by operating activities	0	0	0	0	0
Investing Activities:
Capital expenditures for property and equipment	0	0	0	0	0
Acquisitions		0	0		0
Payments received on other financing receivables	0	0	0	0	0
Issuance of other financing receivables	0	0	0	0
Investments in affiliates	0	0	0	0	0
Distributions from unconsolidated affiliates	0	0	0	0	0
Proceeds from asset dispositions	0				0
Contract acquisition costs	0	0	0	0	0
Software capitalization costs	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Financing Activities:
Net proceeds from issuance of common stock			1,243
Borrowings	0	0	0	0	0
Repayment of debt	0	0	0	0	0
Debt issuance costs	0		0
Change in restricted cash and cash equivalents	0	0	0	0	0
Intercompany transfers	0	0	(1,243)	0	0
Dividends paid to Guarantors	0		0
Capital contribution	0
Distributions to noncontrolling interests	0	0	0	0	0
Acquisition of noncontrolling interests				0
Net cash used in financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Subsidiary Issuer [Member]
Operating Activities:
Net cash provided by operating activities	0	0	0	0	0
Investing Activities:
Capital expenditures for property and equipment	0	0	0	0	0
Acquisitions		0	0		0
Payments received on other financing receivables	0	0	0	0	0
Issuance of other financing receivables	0	0	0	0
Investments in affiliates	0	0	0	0	0
Distributions from unconsolidated affiliates	0	0	0	0	0
Proceeds from asset dispositions	0				0
Contract acquisition costs	0	0	0	0	0
Software capitalization costs	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Financing Activities:
Net proceeds from issuance of common stock			0
Borrowings	0	0	9,062	0	0
Repayment of debt	(700)	0	(1,600)	0	0
Debt issuance costs	(6)		(123)
Change in restricted cash and cash equivalents	0	0	0	0	0
Intercompany transfers	706	0	(7,339)	0	0
Dividends paid to Guarantors	0		0
Capital contribution	0
Distributions to noncontrolling interests	0	0	0	0	0
Acquisition of noncontrolling interests				0
Net cash used in financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents, beginning of period	0	0	0	0	0
Cash and cash equivalents, end of period	0	0	0	0	0
Guarantor Subsidiaries [Member]
Operating Activities:
Net cash provided by operating activities	605	592	1,574	271	359
Investing Activities:
Capital expenditures for property and equipment	(13)	(15)	(23)	(57)	(43)
Acquisitions		0	0		0
Payments received on other financing receivables	16	3	4	5	6
Issuance of other financing receivables	0	(6)	(6)	(1)
Investments in affiliates	(6)	(4)	(4)	(3)	(11)
Distributions from unconsolidated affiliates	30	16	33	8	0
Proceeds from asset dispositions	6				65
Contract acquisition costs	(13)	(2)	(14)	(28)	(23)
Software capitalization costs	(45)	(50)	(78)	(103)	(93)
Net cash used in investing activities	(25)	(58)	(88)	(179)	(99)
Financing Activities:
Net proceeds from issuance of common stock			0
Borrowings	0	0	0	0	24
Repayment of debt	0	(1,279)	(15,245)	(735)	(697)
Debt issuance costs	0		0
Change in restricted cash and cash equivalents	0	140	222	193	(19)
Intercompany transfers	(674)	566	13,324	449	422
Dividends paid to Guarantors	0		0
Capital contribution	0
Distributions to noncontrolling interests	0	0	0	0	0
Acquisition of noncontrolling interests				0
Net cash used in financing activities	(674)	(573)	(1,699)	(93)	(270)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(94)	(39)	(213)	(1)	(10)
Cash and cash equivalents, beginning of period	329	542	542	543	553
Cash and cash equivalents, end of period	235	503	329	542	543
Non-Guarantor Subsidiaries [member]
Operating Activities:
Net cash provided by operating activities	501	432	630	853	812
Investing Activities:
Capital expenditures for property and equipment	(171)	(152)	(231)	(376)	(346)
Acquisitions		(30)	(30)		(12)
Payments received on other financing receivables	2	0	1	3	1
Issuance of other financing receivables	(1)	(2)	(4)	(3)
Investments in affiliates	0	0	0	0	0
Distributions from unconsolidated affiliates	2	0	0	0	23
Proceeds from asset dispositions	34				0
Contract acquisition costs	(41)	(10)	(30)	(3)	(30)
Software capitalization costs	0	0	0	0	0
Net cash used in investing activities	(175)	(194)	(294)	(379)	(364)
Financing Activities:
Net proceeds from issuance of common stock			0
Borrowings	350	702	5,026	96	16
Repayment of debt	(375)	(323)	(358)	(119)	(29)
Debt issuance costs	(3)		(57)
Change in restricted cash and cash equivalents	(19)	(26)	(29)	(6)	(6)
Intercompany transfers	(32)	(566)	(4,742)	(463)	(426)
Dividends paid to Guarantors	(207)		(103)
Capital contribution	13
Distributions to noncontrolling interests	(3)	(3)	(4)	(4)	(3)
Acquisition of noncontrolling interests				(1)
Net cash used in financing activities	(276)	(216)	(267)	(497)	(448)
Effect of exchange rate changes on cash and cash equivalents	(7)	(14)	(17)	(2)	(5)
Net increase (decrease) in cash and cash equivalents	43	8	52	(25)	(5)
Cash and cash equivalents, beginning of period	265	213	213	238	243
Cash and cash equivalents, end of period	$ 308	$ 221	$ 265	$ 213	$ 238